Debt - WCAS Note Payable - Additional Information (Detail) - USD ($)		1 Months Ended			12 Months Ended
	May 03, 2016	Dec. 31, 2015	Nov. 30, 2015	Sep. 30, 2015	Dec. 31, 2016	May 23, 2013	Dec. 31, 2011
Debt Instrument [Line Items]
Deferred financing cost, net		$ 301,000			$ 214,000
Outstanding accrued interest and prepayment premium conversion, converted amount					17,934,000
Series AB Preferred Stock [Member]
Debt Instrument [Line Items]
Conversion to Common Stock, shares		479,417	528,522	623,779
Restructured Debt [Member] | Series AB Preferred Stock [Member]
Debt Instrument [Line Items]
Outstanding accrued interest and prepayment premium conversion, converted amount					$ 2,100,000
Number of shares issued upon conversion of debt					1,660,530
Restructured Debt [Member] | Common Stock [Member]
Debt Instrument [Line Items]
Conversion to Common Stock, shares					396,201
Capital Royalty Partners Term Loan [Member]
Debt Instrument [Line Items]
Debt interest rate, stated percentage						11.00%
Deferred financing cost, net		$ 28,000				$ 500,000
Debt discount	$ 200,000				$ 200,000
Extended repayment date					May 03, 2016
Senior Subordinated Notes [Member]
Debt Instrument [Line Items]
Debt, face amount							$ 5,000,000
Debt interest rate, stated percentage						12.00%	10.00%
Deferred financing cost, net		500,000
Fair value of the derivative liability		700,000
Debt, unamortized discount or premium		400,000
Debt discount		$ 300,000
Notes Payable, Other Payables [Member] | Capital Royalty Partners Term Loan [Member] | Restructured Debt [Member]
Debt Instrument [Line Items]
Debt, face amount	$ 5,000,000
Debt interest rate, stated percentage	10.00%
Debt extinguished	$ 700,000
Conversion to Common Stock, shares	1,400,000
Extended repayment date					Sep. 08, 2021
Interest payments					$ 0
Notes Payable, Other Payables [Member] | Capital Royalty Partners Term Loan [Member] | Restructured Debt [Member] | Series AB Preferred Stock [Member]
Debt Instrument [Line Items]
Outstanding accrued interest and prepayment premium conversion, converted amount	$ 2,100,000
Notes Payable, Other Payables [Member] | Capital Royalty Partners Term Loan [Member] | Restructured Debt [Member] | Common Stock [Member]
Debt Instrument [Line Items]
Number of shares issued upon conversion of debt	1,660,530
Conversion to Common Stock, shares	396,201